PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Cost	$ 6,900	$ 6,600
Accumulated depreciation	6,219	5,748
Depreciation	475	486	$ 476
Gains from the sale of equipment	1	0	$ (7)
Laboratory equipment and office furniture [Member]
Property, Plant and Equipment [Line Items]
Cost	3,748	3,567
Accumulated depreciation	3,245	3,059
Sale of equipment,cost	4	3
Accumulated depreciation equipment	4	2
Gains from the sale of equipment	1
Obsolete property and equipment and certain nonfunctional Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	0	92
Accumulated depreciation	$ 0	$ 92